February 2021 Convertible Preferred Shares and Warrants (Details) - Schedule of assumptions used to measure the fair value of February 2021 Warrants on the date of issuance	6 Months Ended
Jun. 30, 2021
Series D [Member]
February 2021 Convertible Preferred Shares and Warrants (Details) - Schedule of assumptions used to measure the fair value of February 2021 Warrants on the date of issuance [Line Items]
Expected term in years	5 years
Expected dividend yield	0.00%
Volatility	43.05%
Risk-free interest Rate	0.63%
Series E [Member]
February 2021 Convertible Preferred Shares and Warrants (Details) - Schedule of assumptions used to measure the fair value of February 2021 Warrants on the date of issuance [Line Items]
Expected term in years	1 year
Expected dividend yield	0.00%
Volatility	50.45%
Risk-free interest Rate	0.208%
Series F [Member]
February 2021 Convertible Preferred Shares and Warrants (Details) - Schedule of assumptions used to measure the fair value of February 2021 Warrants on the date of issuance [Line Items]
Expected term in years	5 years
Expected dividend yield	0.00%
Volatility	43.05%
Risk-free interest Rate	0.63%